Balance Sheet Details	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Details

5. Balance Sheet Details

Current assets consisted of the following as of March 31, 2024 and December 31, 2023 (in thousands):

	As of March 31,	As of December 31,
	2024	2023

Prepaid directors and officers insurance	$1,000	$1,365
Prepaid Expenses	198	140
Other Current Assets	114	-
Total prepaid expenses and other current assets	$1,312	$1,505

Accrued Expenses and other current liabilities consisted of the following as of March 31, 2024 and December 31, 2023 (in thousands):

	As of March 31,	As of December 31,
	2024	2023
Accrued Professional Fees	$253	$361
Accrued Payroll	-	40
Accrued Interest	166	87
Accrued Expenses	324	113
Total accrued expenses and other current liabilities	$743	$601

6. Balance Sheet Details

Current assets consisted of the following as of June 30, 2024 and December 31, 2023 (in thousands):

	As of	As of
	June 30, 2024	December 31, 2023

Prepaid directors and officers insurance	$642	$1,365
Prepaid Expenses	287	140
Other Receivables	188	-
Other Current Assets	51	-
Total prepaid expenses and other current assets	$1,168	$1,505

Accrued Expenses and other current liabilities consisted of the following as of June 30, 2024 and December 31, 2023 (in thousands):

	As of	As of
	June 30, 2024	December 31, 2023
Accrued Professional Fees	$141	$361
Accrued Payroll	27	40
Accrued Interest	289	87
Accrued Expenses	208	113
Total accrued expenses and other current liabilities	$665	$601

6. Balance Sheet Details

Current assets consisted of the following as of September 30, 2024 and December 31, 2023 (in thousands):

	As of	As of
	September 30, 2024	December 31, 2023

Prepaid directors and officers insurance	$314	$1,365
Prepaid Expenses	197	140
Loan Receivable*	525	-
Other Receivables	209	-
Total prepaid expenses and other current assets	$1,245	$1,505
*	Refer to Note 8.

Accrued Expenses and other current liabilities consisted of the following as of September 30, 2024 and December 31, 2023 (in thousands):

	As of September 30, 2024	As of December 31, 2023
Accrued Professional Fees	$145	$361
Accrued Payroll	451	40
Accrued Contingency**	412	-
Accrued Interest	443	87
Accrued Expenses	337	113
Total accrued expenses and other current liabilities	$1,788	$601
**	Refer to Note 16.